Asset Impairment And Derecognition (Details) - CAD CAD in Millions	3 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Exploration and evaluation	CAD 2,038.0		CAD 2,052.0
Property, plant and equipment, net	71,259.0		73,493.0
Current inventories	CAD 3,240.0		CAD 3,468.0
Risk adjusted discount rate	8.00%		8.00%
Oil Sands
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	CAD 40.0
Property, plant and equipment, net	54,541.0		CAD 56,961.0
Exploration and Production
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, net	8,038.0		8,017.0
Oil and Gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment, net	18,079.0		18,234.0
Norway | Exploration and Evaluation Assets.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		CAD 33.0
Taxes on impairment		CAD 119.0
Corporate Energy Trading And Eliminations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	31.0
Property, plant and equipment, net	CAD 302.0		CAD 284.0